GOODWILL - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2019
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	$ 12,582	$ 12,679
Columbia
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	$ 9,303
Midstream
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill			$ 595